                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];  Amendment Number: _________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  6 Grosvenor Street
          London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexis Habib
Title:    Authorized Signatory
Phone:    +44 20 7903 2900

Signature, Place, and Date of Signing:

/s/ Alexis Habib           London, England, United Kingdom          May 31, 2011
----------------           -------------------------------          ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      4
Form 13F Information Table Value Total:   $276,234
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     ----------------------------------------
     1       28-12864                 Spinnaker Asset Management - SAM Limited

                                                                   SHARE NUMBER AND TYPE
                                                          VALUE    ----------------------
                                                         (U.S.$     NO. OF SHARES /         INVESTMENT    OTHER     VOTING
  NAME OF ISSUER            TITLE OF CLASS  CUSIP       thousands) PRINCIPAL AMOUNT TYPE    DISCRETION   MANAGERS  AUTHORITY
-------------------------   --------------  -----       ---------- ---------------- -----   ----------   --------  ---------
ISHARES TR                  MSCI EMERG MKT  464287 23 4    257,951        5,300,000  SH        DEFINED          1    NONE
MECHEL OAO                  SPONSORED ADR   583840 10 3     14,095          457,778  SH        DEFINED          1    NONE
NORTH AMERN PALLADIUM LTD   COM             656912 10 2      1,115          171,868  SH        DEFINED          1    NONE
STILLWATER MNG CO           COM             86074Q 10 2      3,073          134,001  SH        DEFINED          1    NONE